Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 317	$ 324	$ 918	$ 835	$ 1,004	$ 898
Impairment charges related to definite-lived intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0